INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORY
Schedule of inventories

	December 31,	December 31,
	2023	2022
Current
Stockpiled ore	$913	$1,869
In-process inventory	20,509	15,961
Finished goods inventory	4,041	1,406
Materials and supplies	3,988	3,210
Inventory – current	$29,451	$22,446

Long term
Stockpiled low grade ore	$5,627	$4,096